Note 7 - Short-term Loans Payable - Short-term Loans Payable (Details) (Parentheticals)	Mar. 31, 2023 CAD ($)
Loan payable on demand, unsecured with 10% interest per annum and no fixed term [member]
Statement Line Items [Line Items]
Borrowings, interest rate	10.00%
Loan payable on May 10, 2024, secured, with 11.35% interest per annum [member]
Statement Line Items [Line Items]
Borrowings, interest rate	11.35%
US $50,000 promissory note [member]
Statement Line Items [Line Items]
Borrowings, face amount	$ 50,000